CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) (Q3) - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Capital in Excess of Par Value [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Gardner Denver Holdings, Inc. Stockholders' Equity [Member]	Noncontrolling Interests [Member]	Total
Balance at beginning of period at Dec. 31, 2013	$ 1,480	$ 1,199,133	$ (73,437)	$ 43,365	$ 0		$ 23,806
Balance at beginning of period (in shares) at Dec. 31, 2013	147,979
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(135,023)				(902)	$ (135,925)
Purchase of noncontrolling interest							(99)
Foreign currency translation adjustments, net				(160,755)			(2,644)	(160,755)
Foreign currency losses, net				45,808				45,808
Unrecognized losses on cash flow hedges, net				(28,541)				(28,541)
Pension and other postretirement prior service cost and gain or loss, net				(35,120)				(35,120)
Purchases of treasury stock					(3,210)
Balance at end of period at Dec. 31, 2014	$ 1,498	1,215,003	(208,460)	(135,243)	(3,210)	$ 869,588	19,002	888,590
Balance at end of period (in shares) at Dec. 31, 2014	149,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(351,153)				(835)	(351,988)
Purchase of noncontrolling interest							0
Foreign currency translation adjustments, net				(136,319)			(1,987)	(136,319)
Foreign currency losses, net				32,627				32,627
Unrecognized losses on cash flow hedges, net				(15,899)				(15,899)
Pension and other postretirement prior service cost and gain or loss, net				(10,676)				(10,676)
Purchases of treasury stock					(2,104)
Balance at end of period at Dec. 31, 2015	$ 1,502	1,219,168	(559,613)	(265,510)	(5,314)	390,233	15,302	405,535
Balance at end of period (in shares) at Dec. 31, 2015	150,247
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(36,620)				5,330	(31,290)
Purchase of noncontrolling interest							0
Foreign currency translation adjustments, net				(76,135)			1,362	(76,135)
Foreign currency losses, net				13,586				13,586
Unrecognized losses on cash flow hedges, net				(987)				(987)
Pension and other postretirement prior service cost and gain or loss, net				(13,318)				(13,318)
Purchases of treasury stock					(14,109)
Balance at end of period at Dec. 31, 2016	$ 1,505	1,222,423	(596,233)	(342,364)	(19,423)	265,908	5,850	271,758
Balance at end of period (in shares) at Dec. 31, 2016	150,552
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued	$ 500	897,200
Common stock issued (in shares)	47,495
Costs related to initial public offering		(4,600)
Stock-based compensation		147,300
Exercise of stock options	$ 0	200
Exercise of stock options (in shares)	84
Net income (loss)			(125,200)				100	(125,100)
Transfer of noncontrolling interest AOCI to consolidated AOCI							1,600
Purchase of noncontrolling interest		2,400					(7,600)
Foreign currency translation adjustments, net				131,400				131,400
Foreign currency losses, net				(44,300)				(44,300)
Unrecognized losses on cash flow hedges, net				5,500				5,500
Pension and other postretirement prior service cost and gain or loss, net				(1,900)				(1,900)
Purchases of treasury stock					(2,600)
Balance at end of period at Sep. 30, 2017	$ 2,000	$ 2,264,900	$ (721,400)	$ (251,700)	$ (22,000)	$ 1,271,800	$ 0	$ 1,271,800
Balance at end of period (in shares) at Sep. 30, 2017	198,131